Financial risk management - Liquidity risk (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Net undiscounted cash flows
Payable to non-current asset suppliers	$ 11,747	$ 5,411
Gross inflows and outflows
Inflows	255,664	273,720
Outflows	(261,793)	(292,626)
Net cash flow	(6,129)	(18,906)
Discounted at the applicable interbank rates	(23,463)	(38,040)
Liquidity risk
Net undiscounted cash flows
Bank borrowings	141,012	1,003
Finance leases	66,471	89,108
Debt instruments	464,845	497,656
Financial loans from government agencies	68,083	93,894
Derivative financial instruments	6,129	18,906
Payables to related parties	11,128	12,973
Payable to non-current asset suppliers	11,747	5,411
Contingent consideration	40,584
Trade and other payables	256,823	192,859
Contractual undiscounted payments	1,066,822	911,810
Not later than one year
Gross inflows and outflows
Inflows	18,047	18,198
Outflows	(17,556)	(18,793)
Net cash flow	491	(595)
Discounted at the applicable interbank rates	82	(995)
Not later than one year | Liquidity risk
Net undiscounted cash flows
Bank borrowings	8,191	1,003
Finance leases	12,999	15,379
Debt instruments	32,813	32,813
Financial loans from government agencies	58,758	88,127
Derivative financial instruments	(491)	595
Payables to related parties	11,128	12,973
Payable to non-current asset suppliers	11,648	5,411
Contingent consideration	3,103
Trade and other payables	256,823	192,859
Contractual undiscounted payments	394,972	349,160
Later than one year and not later than two years
Gross inflows and outflows
Inflows	18,047	17,996
Outflows	(17,108)	(18,199)
Net cash flow	939	(203)
Discounted at the applicable interbank rates	52	(985)
Later than one year and not later than two years | Liquidity risk
Net undiscounted cash flows
Finance leases	13,817	15,504
Debt instruments	32,813	32,813
Financial loans from government agencies	6,996	2,362
Derivative financial instruments	(939)	203
Payable to non-current asset suppliers	99
Contingent consideration	6,193
Contractual undiscounted payments	58,979	50,882
Later than two years and not later than five years [member]
Gross inflows and outflows
Inflows	219,570	237,526
Outflows	(227,129)	(255,634)
Net cash flow	(7,559)	(18,108)
Discounted at the applicable interbank rates	(23,597)	(36,060)
Later than two years and not later than five years [member] | Liquidity risk
Net undiscounted cash flows
Bank borrowings	132,821
Finance leases	39,655	58,225
Debt instruments	399,219	432,031
Financial loans from government agencies	1,822	2,349
Derivative financial instruments	7,559	18,108
Contingent consideration	18,530
Contractual undiscounted payments	599,606	510,713
Later than five years [member] | Liquidity risk
Net undiscounted cash flows
Financial loans from government agencies	507	1,056
Contingent consideration	12,758
Contractual undiscounted payments	$ 13,265	$ 1,056